NONCONTROLLING INTEREST Additional Information (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 Rate
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Variable Interest Entity	$ 0.8
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	50.00%